DIVIDENDS AND INTEREST RECEIVABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 470,142	R$ 721,683
Lajeado Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	101,136	102,544
Goiás Transmissão S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	64,745	56,882
Equatorial Maranhão Distribuidora de Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	21	46,466
Interligação Elétrica do Madeira S.A. - IE Madeira
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	48,607	49,696
Transenergia São Paulo S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	26,044	22,088
Paulista Lajeado Energia S/A
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	5,969	16,361
CEB Lajeado S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	14,730	14,824
Belo Monte Transmissora de Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	53,526	58,222
Mata de Santa Genebra Transmissão S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	0	11,480
Interligação Elétrica Garanhuns S.A. - IE Garanhuns
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	13,841	13,845
ISA Energia
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	91,061	287,671
Others
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 50,462	R$ 41,604